Loans Receivable, Net (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2015 USD ($)
Loans Receivable, Net (Textual)
Financing receivable recorded investment past due, description	Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.
Percentage of guaranteed loans	44.30%	54.70%
Gross loans receivable	$ 181,556,785	$ 154,719,734
Provision charges	55,299,749	4,650,887	$ 2,166,110
Provision for loan and lease losses write offs		$ 91,812
China Great Wall Assets Management Co. Ltd. [Member]
Loans Receivable, Net (Textual)
Loan interest rate	289.00%	29.00%
Gross loans receivable	$ 5,310,886	$ 50,396,198
Minimum [Member]
Loans Receivable, Net (Textual)
Loan interest rate	4.00%	17.28%
Maximum [Member]
Loans Receivable, Net (Textual)
Loan interest rate	24.00%	24.00%
Business Loan [Member]
Loans Receivable, Net (Textual)
Number of customers | Customer	59	71
Gross loans receivable	$ 56,215,822	$ 58,387,204
Personal Loans [Member]
Loans Receivable, Net (Textual)
Number of customers | Customer	174	151
Gross loans receivable	$ 125,340,963	$ 96,332,530